Loans	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Loans
22. LOANS

					2024				2023			2022
	Interest rate (1)			Maturity	Non- current		Current		Non- current	Current		Non- current	Current
Pesos:

NO		-		-	-		-		-	60		64	5
Exports pre-financing (5)	32.88%	-	32.88%	2025	-		31		-	-		-	-
Financial loans	40.48%	-	50.68%	2025-2026	18		8		9	15		46	25
Account overdrafts		-		-	-		-		-	56		-	71

					18		39		9	131		110	101

Currencies other than the peso:

NO (2) (3)	0.00%	-	10.00%	2025-2047	6,255		1,317		6,191	767		5,594	828
Exports pre-financing	1.90%	-	10.50%	2025	-		383	(4)	102	545	(4)	-	22
Imports financing	8.80%	-	16.00%	2025-2026	19		17		-	-		-	21
Financial loans	6.00%	-	14.10%	2025-2030	718	(6)	76		380	65		244	168
Stock market promissory notes	0.00%	-	0.00%	2025-2026	25		75		-	-		-	-

					7,017		1,868		6,673	1,377		5,838	1,039

					7,035		1,907		6,682	1,508		5,948	1,140

(1)	Nominal annual interest rate as of December 31, 2024.
(2)	Disclosed net of 18, 3 and 9 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2024, 2023 and 2022, respectively.
(3)
Includes 1,496, 1,327 and 523 as of December 31, 2024, 2023 and 2022, respectively, of nominal value that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.

(4)	Includes 133 and 86 as of December 31, 2024 and 2023, respectively, of pre-financing of exports granted by BNA.
(5)	Corresponds to pre-financing of exports in pesos granted by BNA.
(6)	Includes 28 of loans granted by BNA as of December 31, 2024.
Set forth below is the evolution of the loans for the fiscal years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Balance at the beginning of the year	8,190	7,088	7,379
Proceeds from loans	2,967	2,667	402
Payments of loans	(2,102)	(1,396)	(780)
Payments of interest	(707)	(623)	(543)
Account overdrafts, net	(48)	(3)	71
Accrued interest (1)	680	702	680
Net exchange and translation differences	(30)	(239)	(113)
Result from net monetary position (2)	(1)	(6)	(8)
Reclassifications (3)	(7)	-	-

Balance at the end of the year	8,942	8,190	7,088

(1)	Includes capitalized financial costs.
(2)
Includes the adjustment for inflation of opening balances of loans of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.

(3)
Corresponds to the balances of our subsidiary YPF Brasil reclassified to the “Assets held for sale” line item in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.

On August 29, 2024, the Company announced an offer for the purchase of Class XXXIX and Class LIII NO due July 28, 2025 and July 21, 2027, respectively, for principal amount of 500, having received and accepted purchase orders for 334 of Class XXXIX NO and for 166 of Class LIII NO, which were completely cancelled as of September 16, 2024 plus the corresponding interest.
On September 5, 2024, the Company announced an exchange offer for Class XXXIX NO due July 2025 by offering additional Class XXXI NO, denominated and payable in U.S. dollars at a fixed rate of 8.75% maturing in September 2031 for a notional amount of up to 500, extendable up to the maximum authorized amount. Having received offers for 40 on September 20, 2024, the Company canceled 40 of Class XXXIX NO offered in exchange and issued additional new Class XXXI NO for an equivalent amount.

Details regarding the NO of the Group are as follows:

									2024		2023			2022
Month	Year	Principal value (11)		Ref.	Class	Interest rate (3)		Principal maturity	Non- current	Current	Non- current	Current		Non- current	Current
YPF
-	1998	U.S. dollar	15	(1) (6)	-	Fixed	10.00%	2028	15	-	15	-		15	-
April, February, October	2014/15/16	U.S. dollar	521	(2) (4) (6)	Class XXVIII	-	-	-	-	-	-	354		346	273
September	2014	Peso	1,000	(2) (6) (7)	Class XXXIV	-	-	-	-	-	-	-	(12)	1	1
April	2015	U.S. dollar	757	(2) (6)	Class XXXIX	Fixed	8.50%	2025	-	785	1,132	41		1,132	41
October	2015	Peso	2,000	(2) (6) (7)	Class XLIII	-	-	-	-	-	-	-		-	4
July, December	2017	U.S. dollar	644	(2) (6)	Class LIII	Fixed	6.95%	2027	649	19	816	25		818	25
December	2017	U.S. dollar	537	(2) (6)	Class LIV	Fixed	7.00%	2047	530	1	530	1		529	1
June	2019	U.S. dollar	399	(6) (9)	Class I	Fixed	8.50%	2029	398	-	397	-		397	-
July	2020	U.S. dollar	341	(6) (9)	Class XIII	Fixed	8.50%	2025	-	44	43	88		127	90
December, February	2020/21	U.S. dollar	133	(5) (6) (9)	Class XIV	-	-	-	-	-	-	-		-	139
February	2021	U.S. dollar	776	(6) (9)	Class XVI	Fixed	9.00%	2026	58	243	307	235		542	238
February	2021	U.S. dollar	748	(6) (9)	Class XVII	Fixed	9.00%	2029	756	-	758	-		760	-
February	2021	U.S. dollar	576	(6) (9)	Class XVIII	Fixed	7.00%	2033	555	11	553	11		544	10
February	2021	Peso	4,128	(6) (9) (10)	Class XIX	-	-	-	-	-	-	35		63	-
July	2021	U.S. dollar	384	(4) (5) (6) (9)	Class XX	Fixed	5.75%	2032	384	10	384	10		384	11
January	2023	U.S. dollar	230	(5) (6) (9)	Class XXI	Fixed	1.00%	2026	220	-	229	1		-	-
January, April	2023	Peso	15,761	(6) (9)	Class XXII	-	-	-	-	-	-	25		-	-
April	2023	U.S. dollar	147	(5) (6) (9)	Class XXIII	Fixed	0.00%	2025	-	150	158	-		-	-
April	2023	U.S. dollar	38	(5) (6) (9)	Class XXIV	Fixed	1.00%	2027	37	-	38	-		-	-
June	2023	U.S. dollar	263	(6) (9)	Class XXV	Fixed	5.00%	2026	263	1	262	1		-	-
September	2023	U.S. dollar	400	(4) (5) (9) (6)	Class XXVI	Fixed	0.00%	2028	400	-	400	-		-	-
October	2023	U.S. dollar	128	(5) (9) (6)	Class XXVII	Fixed	0.00%	2026	147	-	169	-		-	-
January	2024	U.S. dollar	800	(6) (9)	Class XXVIII	Fixed	9.50%	2031	790	35	-	-		-	-
May	2024	U.S. dollar	178	(6) (9)	Class XXIX	Fixed	6.00%	2026	177	1	-	-		-	-
July	2024	U.S. dollar	185	(5) (9) (6)	Class XXX	Fixed	1.00%	2026	187	-	-	-		-	-
September	2024	U.S. dollar	540	(9)	Class XXXI	Fixed	8.75%	2031	539	15	-	-		-	-
October	2024	U.S. dollar	125	(9)	Class XXXII	Fixed	6.50%	2028	125	2	-	-		-	-
October	2024	U.S. dollar	25	(9)	Class XXXIII	Fixed	7.00%	2028	25	-	-	-		-	-

									6,255	1,317	6,191	827		5,658	833

(1)	Corresponds to the 1997 MTN Program for an amount up to 1,000.
(2)	Corresponds to the 2008 MTN Program for an amount up to 10,000.
(3)	Nominal annual interest rate as of December 31, 2024.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these NO are authorized to be traded.

(5)	The payment currency of these NO is the peso at the exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of item 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the U.S. dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer Regime.
(10)	The payment currency of this issue is the peso at the UVA value applicable in accordance with the conditions of the relevant issued series.
(11)	Total nominal value issued without including the nominal values canceled through exchanges or repurchases, expressed in millions.
(12)	The registered amount is less than 1.